Insurance - Reconciliation of Life Insurance Policyholder Liabilities (Detail) - Life insurance contracts [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Gross amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	$ 11,377	$ 10,024
New and in-force policies	735	1,479
Changes in assumption and methodology	15	(122)
Net change in investment contracts	(4)	(4)
Balances, at end of period	12,123	11,377
Reinsurers' share of amount [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	601	493
New and in-force policies	141	103
Changes in assumption and methodology	10	5
Balances, at end of period	752	601
Net Amounts [member]
Disclosure of types of insurance contracts [line items]
Balances, at beginning of period	10,776	9,531
New and in-force policies	594	1,376
Changes in assumption and methodology	5	(127)
Net change in investment contracts	(4)	(4)
Balances, at end of period	$ 11,371	$ 10,776